FAIR VALUE MEASUREMENTS - Additional Information (Details) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
FAIR VALUE MEASUREMENTS
Fair value assets transferred into (out of) level 3	$ 0	$ 0
Fair value of Private Placement Warrants		$ 0.90	$ 1.42